GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT AGENCY DEBENTURES -- 21.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
6.45%, 4/29/09                                $ 2,000      $  1,979,060
Federal Home Loan Mortgage Corp.,
6.625%, 9/15/09(1)                             69,000        71,878,680
-----------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $70,473,200)                          $ 73,857,740
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 91.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.00%, with various maturities to
   2003                                       $    54      $     52,870
   5.25%, with maturity at 2005                    33            32,522
   5.50%, with various maturities to
   2011                                           126           123,883
   6.00%, with various maturities to
   2022                                           525           519,117
   6.25%, with various maturities to
   2013                                           141           139,776
   6.50%, with various maturities to
   2022                                         7,341         7,334,486
   6.75%, with various maturities to
   2008                                           129           128,908
   7.00%, with various maturities to
   2019                                         3,371         3,388,761
   7.25%, with maturity at 2003                   253           253,195
   7.50%, with various maturities to
   2020                                         6,409         6,541,158
   7.75%, with various maturities to
   2018                                         1,134         1,150,130
   7.78%, with maturity at 2022                 2,591         2,714,679
   8.00%, with various maturities to
   2026                                        32,325        33,407,152
   8.15%, with maturity at 2021                   954           997,651
   8.25%, with various maturities to
   2017                                        11,923        12,292,933
   8.50%, with various maturities to
   2025                                        16,236        16,904,582
   8.75%, with various maturities to
   2016                                         7,232         7,470,649
   9.00%, with various maturities to
   2020                                        14,316        14,918,002
   9.25%, with various maturities to
   2011                                         4,778         5,008,040
   9.50%, with various maturities to
   2022                                         2,807         2,976,684
   9.75%, with various maturities to
   2018                                         1,789         1,889,743
   10.00%, with various maturities to
   2017                                            89            95,970
   10.50%, with maturity at 2018                1,088         1,201,610
   11.00%, with various maturities to
   2019                                         3,159         3,488,009
   11.50%, with maturity at 2015                  299           334,688
   12.00%, with various maturities to
   2019                                         1,001         1,129,494
   12.25%, with various maturities to
   2019                                         1,038         1,176,209
   12.50%, with various maturities to
   2019                                         7,052         8,051,331
   12.75%, with various maturities to
   2015                                           357           408,043
   13.00%, with various maturities to
   2019                                         1,975         2,290,724
   13.25%, with various maturities to
   2019                                           179           208,499
   13.50%, with various maturities to
   2019                                         2,207         2,550,319
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   14.00%, with various maturities to
   2016                                       $   837      $    982,821
   14.50%, with various maturities to
   2014                                            97           113,318
   14.75%, with maturity at 2010                  296           345,262
   15.00%, with various maturities to
   2013                                           415           497,894
   15.25%, with maturity at 2012                   37            45,266
   15.50%, with various maturities to
   2012                                            50            60,160
   16.00%, with maturity at 2012                   53            64,582
   16.25%, with various maturities to
   2012                                           101           123,770
-----------------------------------------------------------------------
                                                           $141,412,890
-----------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014               $    35      $     29,333
   3.50%, with maturity at 2007                    30            28,942
   5.00%, with various maturities to
   2017                                            95            90,452
   5.25%, with maturity at 2006                    60            57,632
   5.50%, with various maturities to
   2006                                            47            46,011
   5.75%, with maturity at 2003                     5             4,940
   6.00%, with various maturities to
   2010                                           508           500,064
   6.25%, with various maturities to
   2007                                           102           100,766
   6.50%, with various maturities to
   2017                                           289           288,134
   6.75%, with various maturities to
   2007                                           121           120,068
   7.00%, with various maturities to
   2018                                         1,088         1,095,539
   7.25%, with various maturities to
   2017                                         1,444         1,464,161
   7.50%, with various maturities to
   2020                                         4,379         4,454,465
   7.75%, with various maturities to
   2008                                           468           475,480
   8.00%, with various maturities to
   2022                                        23,262        23,855,482
   8.25%, with various maturities to
   2025                                         9,403         9,717,810
   8.50%, with various maturities to
   2023                                        10,015        10,388,024
   8.75%, with various maturities to
   2017                                           518           537,258
   9.00%, with various maturities to
   2022                                        16,363        17,242,104
   9.25%, with various maturities to
   2016                                         1,773         1,866,675
   9.50%, with various maturities to
   2030                                        11,080        11,795,703
   9.75%, with maturity at 2019                   153           166,353
   10.00%, with various maturities to
   2025                                         3,701         4,051,047
   10.259%, with maturity at 2020               1,045         1,135,118
   10.50%, with maturity at 2018                1,367         1,515,926
   11.00%, with various maturities to
   2020                                         1,568         1,744,064
   11.50%, with various maturities to
   2016                                         2,155         2,414,440
   11.601%, with maturity at 2016               2,309         2,585,342
   11.75%, with various maturities to
   2017                                         1,458         1,645,526
   12.00%, with various maturities to
   2020                                         7,167         8,132,994
   12.25%, with various maturities to
   2015                                         1,268         1,446,641
   12.30%, with maturity at 2021                1,596         1,863,175
   12.50%, with various maturities to
   2021                                         7,170         8,191,990
   12.693%, with maturity at 2015               1,859         2,169,516
   12.75%, with various maturities to
   2015                                         1,201         1,370,563
   13.00%, with various maturities to
   2027                                         5,504         6,315,598

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   13.25%, with various maturities to
   2015                                       $ 1,147      $  1,326,582
   13.50%, with various maturities to
   2015                                         3,122         3,657,406
   13.75%, with various maturities to
   2014                                            69            79,987
   14.00%, with various maturities to
   2014                                           177           210,319
   14.25%, with maturity at 2014                   34            40,730
   14.50%, with various maturities to
   2014                                           103           122,094
   14.75%, with maturity at 2012                1,894         2,264,392
   15.00%, with various maturities to
   2013                                         1,981         2,392,965
   15.50%, with maturity at 2012                  342           417,237
   15.75%, with maturity at 2011                   11            13,978
   16.00%, with maturity at 2012                1,536         1,878,368
-----------------------------------------------------------------------
                                                           $141,311,394
-----------------------------------------------------------------------
Government National Mortgage Assn.:
   7.25%, with various maturities to
   2022                                       $ 2,007      $  2,065,819
   7.50%, with maturity at 2017                   423           441,879
   8.00%, with various maturities to
   2017                                        16,011        16,619,159
   8.25%, with maturity at 2008                   202           208,832
   8.50%, with various maturities to
   2018                                           909           946,857
   9.00%, with maturity at 2011                   213           226,232
   10.00%, with maturity at 2025                1,569         1,706,553
   11.50%, with maturity at 2013                   93           103,967
   12.00%, with various maturities to
   2015                                         1,503         1,706,814
   12.50%, with various maturities to
   2019                                         2,777         3,188,134
   13.00%, with various maturities to
   2014                                           495           570,789
   13.50%, with various maturities to
   2012                                           125           144,340
   14.00%, with maturity at 2015                   33            39,230
   14.50%, with various maturities to
   2014                                            76            90,661
   15.00%, with various maturities to
   2013                                           385           467,187
   16.00%, with various maturities to
   2012                                           146           180,177
-----------------------------------------------------------------------
                                                           $ 28,706,630
-----------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.
   Series B Class 3 100% FHLMC PC
   Collateral, 12.50%, due 2013               $    58      $     63,540
-----------------------------------------------------------------------
                                                           $     63,540
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $311,526,582)                          $311,494,454
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 2.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23(2)        $ 6,000      $  7,149,360
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $6,328,125)                           $  7,149,360
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Banque National De Paris Euro
Time-Deposit Cayman Island,
6.438%, 1/2/01                                $ 4,455      $  4,455,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $4,455,000)                         $  4,455,000
-----------------------------------------------------------------------
Total Investments -- 116.8%
   (identified cost $392,782,907)                          $396,956,554
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (16.8)%                  $(56,966,440)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $339,990,114
-----------------------------------------------------------------------

 (1)  A portion of this security is on loan at December 31, 2000.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $392,782,907)        $396,956,554
Cash                                               256
Receivable for investments sold              1,093,914
Interest receivable                          4,248,980
Prepaid expenses                                 3,058
------------------------------------------------------
TOTAL ASSETS                              $402,302,762
------------------------------------------------------
Liabilities
------------------------------------------------------
Collateral for securities loaned          $ 59,886,751
Payable for investments purchased            2,210,993
Payable for daily variation margin on
   open financial futures contracts             78,761
Payable to affiliate for Trustees' fees          6,570
Accrued expenses                               129,573
------------------------------------------------------
TOTAL LIABILITIES                         $ 62,312,648
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $339,990,114
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $336,992,187
Net unrealized appreciation (computed on
   the basis of identified cost)             2,997,927
------------------------------------------------------
TOTAL                                     $339,990,114
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
-----------------------------------------------------
Interest                                  $26,595,651
Security lending income                     1,062,586
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $27,658,237
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 2,396,135
Trustees' fees and expenses                    22,487
Custodian fee                                 190,961
Legal and accounting services                  55,455
Interest expense                               79,407
Miscellaneous                                  19,966
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,764,411
-----------------------------------------------------

NET INVESTMENT INCOME                     $24,893,826
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(4,936,859)
   Financial futures contracts             (2,112,010)
-----------------------------------------------------
NET REALIZED LOSS                         $(7,048,869)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $12,478,450
   Financial futures contracts             (1,467,729)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $11,010,721
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 3,961,852
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $28,855,678
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      24,893,826  $      30,329,400
   Net realized loss                             (7,048,869)       (11,191,123)
   Net change in unrealized
      appreciation (depreciation)                11,010,721        (15,566,780)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      28,855,678  $       3,571,497
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     136,165,725  $      96,382,421
   Withdrawals                                 (170,231,237)      (175,764,765)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (34,065,512) $     (79,382,344)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                $      (5,209,834) $     (75,810,847)
------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     345,199,948  $     421,010,795
------------------------------------------------------------------------------
AT END OF YEAR                            $     339,990,114  $     345,199,948
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
INCREASE (DECREASE) IN CASH               DECEMBER 31, 2000
-----------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of investments                $     (79,688,183)
   Proceeds from sales of investments
      and principal repayments                   89,115,998
   Interest received, including net
      securities lending income                  27,650,097
   Interest paid                                    (79,407)
   Operating expenses paid                       (2,639,653)
   Net purchase of short-term
      investments                                (4,455,000)
   Financial futures contracts
      transactions                               (1,930,132)
   Increase in unrealized gain/loss from
      futures transactions                       (1,467,729)
   Net repayments for securities lending          8,386,950
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      34,892,941
-----------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from capital contributions    $     136,165,725
   Payments for capital withdrawals            (170,231,237)
   Demand note payable                             (800,000)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $     (34,865,512)
-----------------------------------------------------------

NET INCREASE IN CASH                      $          27,429
-----------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $         (27,173)
-----------------------------------------------------------

CASH AT END OF YEAR                       $             256
-----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net increase in net assets from
   operations                             $      28,855,678
Decrease in receivable for investments
   sold                                             114,774
Increase in payable for investments
   purchased                                      2,210,993
Decrease in interest receivable                      68,414
Decrease in receivable for variation
   margin                                           181,878
Decrease in payable to affiliate                       (535)
Increase in accrued expenses                         45,886
Increase in prepaid expenses                         (3,058)
Increase in collateral for securities
   loaned                                         8,386,950
Net increase in investments                      (4,968,039)
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      34,892,941
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                 0.84%        0.83%        0.82%        0.83%        0.82%
   Interest expense                   0.02%        0.02%        0.07%          --           --
   Net investment income              7.77%        7.79%        7.85%        7.95%        7.88%
Portfolio Turnover                      22%          18%          48%          20%          11%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $339,990     $345,200     $421,011     $433,107     $455,523
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgaged-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, pass-through securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The revised guide will require the Portfolio to amortize market premium on all fixed-income securities and to classify gains and losses realized on prepayments received on mortgage-backed securities, presently included in realized gains/losses, as part of interest income. Adopting this accounting policy will not affect the Portfolio's net assets, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Portfolio expects that the impact of the adoption of market premium amortization for fixed-income securities will not be material to the financial statements.

 C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2000, $5,193 in credit balances were used to reduce the Portfolio's custodian fee.

 F Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 G Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Statement of Cash Flows -- The cash amount shown in the Statement of Cash
   Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at December 31, 2000.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $81,899,176, $20,948,468, and $68,052,756, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2000, the fee was equivalent to 0.75% of the Portfolio's average net assets for such period and amounted to $2,396,135. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2000, no significant amounts have been deferred.
   Certain officers and Trustees of the Portfolio are officers of the above organizations.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 2000 was $748,087 and the average interest rate was 10.61%.

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $3,502,687 for the year ended December 31, 2000. At December 31, 2000, the value of the securities loaned and the value of the collateral amounted to approximately $57,295,000 and $59,887,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $398,378,677
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,184,093
    Gross unrealized depreciation               (4,606,216)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,422,123)
    ------------------------------------------------------

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2000 is as follows:

                              FUTURES CONTRACTS
    ----------------------------------------------------------------------
    EXPIRATION                                              NET UNREALIZED
    DATE        CONTRACTS                       POSITION    DEPRECIATION
    ----------------------------------------------------------------------
    3/01        560 US Treasury Five Year Note  Short       $  (1,175,720)
                 Futures

   At December 31, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GOVERNMENT OBLIGATIONS PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the supplementary data present fairly, in all material respects, the financial position of Government Obligations Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets, its cash flows and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

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
EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

GOVERNMENT OBLIGATIONS PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Susan Schiff
Vice President and
Portfolio Manager

Mark S. Venezia
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant